UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 1, 2007 to February 28, 2007
Commission File Number of issuing entity: 333-126628
National City Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-126628-01
National City Credit Card Master Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-126628-02
National City Bank
(Exact name of depositor and sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
1900 East 9th Street
Cleveland, OH
(Address of principal executive offices of the issuing entity)
44114-3484
(Zip Code)
(216) 222-2000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2005-1, Class A			X

Series 2005-1, Class B			X

Series 2005-1, Class C			X

Series 2006-1, Class A			X

Series 2006-1, Class B			X

Series 2006-1, Class C			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibits 99.1, 99.2 and 99.3
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
On or about November 22, 2002, a claim was asserted in the Marion County Probate Court (Indiana) against National City Bank of Indiana, a subsidiary of the Corporation since merged into National City Bank, concerning management of investments held in a trust for the benefit of the Americans for the Arts and The Poetry Foundation. The claim alleges failure to adequately and timely diversify investments held in this trust, which resulted in investment losses. The beneficiaries are seeking damages of as much as $100 million. In December 2005, the court entered an order granting National City Bank of Indiana’s motion for summary judgment, and the beneficiaries filed an appeal. On October 19, 2006, the Indiana Court of Appeals, in a unanimous decision, affirmed the order granting National City Bank of Indiana’s motion for summary judgment. By order dated March 8, 2007, the Indiana Supreme Court unanimously denied the beneficiaries’ motion to transfer the appeal to the Indiana Supreme Court.
Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By: By:	NATIONAL CITY BANK, as Depositor and Servicer /s/ Russell A. Cronin, Jr. Name: Russell A. Cronin, Jr. Title: Senior Vice President
Dated: March 28, 2007

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement